Post-retirement defined benefit schemes - Charges to Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Post-retirement defined benefit schemes - charge to the income statement
Total charge to the income statement (note 4)	£ 280	£ 300	£ 405
Defined benefit pension schemes [Member]
Post-retirement defined benefit schemes - charge to the income statement
Total charge to the income statement (note 4)	139	134	271
Defined contribution pension schemes [Member]
Post-retirement defined benefit schemes - charge to the income statement
Total charge to the income statement (note 4)	£ 141	£ 166	£ 134